Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Wells Fargo Advantage Specialized Technology Fund))	0 Months Ended
	Sep. 01, 2011
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.69%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.69%	[1]
Administrator Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver or Reimbursement	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.52%	[2]
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	2.44%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	2.44%	[1]
Investor Class
Operating Expenses:
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.69%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.76%
Fee Waiver or Reimbursement	none
Total Annual Fund Operating Expenses After Expense Reimbursement	1.76%	[3]

[1]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.70% for Class A, 2.45% for Class B and 2.45% for Class C. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[2]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50% for Administrator Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."
[3]	"The Adviser has committed through July 31, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.77% for Investor Class. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with approval of the Board of Trustees."